Employee Savings Plans (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Savings Plans (Textual) [Abstract]
Deferred compensation plan related to participants	$ 34.0	$ 30.5
Matching contribution paid	$ 4.6	$ 4.1